SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	May 22, 2025	Jun. 27, 2025	Mar. 31, 2025	Sep. 25, 2024	Aug. 31, 2024	Mar. 31, 2024
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.001		$ 0.001	$ 0.001
Ordinary per share			$ 0.066	$ 0.066
Interest rate			3.00%			3.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Ordinary shares issued	3,750,000
Ordinary shares, par value	$ 0.001
Gross proceeds from initial public offering	$ 15.0
Interest rate		60.00%
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Ordinary per share	$ 4.00